Distribution Date:	09/17/21	BBCMS Mortgage Trust 2019-C5
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2019-C5

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Vinson	(212) 528-8224
Certificate Interest Reconciliation Detail	4		745 7th Avenue, 4th Floor, | New York, NY 10019
		Master Servicer	KeyBank National Association
Additional Information	5
			Michael Tilden	(913) 317-4372
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street,Suite 300 | Overland Park, KS 66211
Bond / Collateral Reconciliation - Balances	7	Special Servicer	KeyBank National Association
Current Mortgage Loan and Property Stratification	8-12		Alan Williams	(913) 317-4103	Alan_Williams@keybank.com
Mortgage Loan Detail (Part 1)	13-15		11501 Outlook Street,Suite 300 | Overland Park, KS 66211
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	19
			Don Simon	(203) 660-6100
Historical Detail	20		375 North French Road,Suite 100 | Amherst, NY 14228
Delinquency Loan Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	24
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	05492JAS1	2.094000%	21,460,000.00	15,394,018.43	336,021.68	26,862.56	0.00	0.00	362,884.24	15,057,996.75	30.20%	30.00%
A-2	05492JAT9	3.043000%	86,300,000.00	86,300,000.00	0.00	218,842.42	0.00	0.00	218,842.42	86,300,000.00	30.20%	30.00%
A-3	05492JAV4	2.805000%	187,000,000.00	187,000,000.00	0.00	437,112.50	0.00	0.00	437,112.50	187,000,000.00	30.20%	30.00%
A-4	05492JAW2	3.063000%	349,400,000.00	349,400,000.00	0.00	891,843.50	0.00	0.00	891,843.50	349,400,000.00	30.20%	30.00%
A-SB	05492JAU6	2.990000%	30,830,000.00	30,830,000.00	0.00	76,818.08	0.00	0.00	76,818.08	30,830,000.00	30.20%	30.00%
A-S	05492JAX0	3.366000%	94,017,000.00	94,017,000.00	0.00	263,717.69	0.00	0.00	263,717.69	94,017,000.00	20.39%	20.25%
B	05492JAY8	3.517000%	40,981,000.00	40,981,000.00	0.00	120,108.48	0.00	0.00	120,108.48	40,981,000.00	16.11%	16.00%
C	05492JAZ5	3.710000%	39,776,000.00	39,776,000.00	0.00	122,974.13	0.00	0.00	122,974.13	39,776,000.00	11.95%	11.88%
D	05492JAA0	2.500000%	25,313,000.00	25,313,000.00	0.00	52,735.42	0.00	0.00	52,735.42	25,313,000.00	9.31%	9.25%
E	05492JAC6	2.500000%	19,285,000.00	19,285,000.00	0.00	40,177.08	0.00	0.00	40,177.08	19,285,000.00	7.30%	7.25%
F	05492JAE2	2.729670%	22,902,000.00	22,902,000.00	0.00	52,095.75	0.00	0.00	52,095.75	22,902,000.00	4.91%	4.88%
G-RR	05492JAG7	3.979670%	9,642,000.00	9,642,000.00	0.00	31,976.65	0.00	0.00	31,976.65	9,642,000.00	3.90%	3.88%
H-RR*	05492JAJ1	3.979670%	37,366,303.00	37,366,303.00	0.00	123,921.30	0.00	0.00	123,921.30	37,366,303.00	0.00%	0.00%
VRR	BCC2M0QM5	3.979670%	37,048,884.73	36,815,820.01	12,910.49	122,095.68	0.00	0.00	135,006.17	36,802,909.52	0.00%	0.00%
Interest
R	05492JAR3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05492JAQ5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,001,321,187.73	995,022,141.44	348,932.17	2,581,281.24	0.00	0.00	2,930,213.41	994,673,209.27

Notional Certificates
X-A	05492JBA9	1.017039%	674,990,000.00	668,924,018.43	0.00	566,935.05	0.00	0.00	566,935.05	668,587,996.75
X-B	05492JBB7	0.499974%	174,774,000.00	174,774,000.00	0.00	72,818.76	0.00	0.00	72,818.76	174,774,000.00
X-D	05492JAL6	1.479670%	44,598,000.00	44,598,000.00	0.00	54,991.94	0.00	0.00	54,991.94	44,598,000.00
X-F	05492JAN2	1.250000%	22,902,000.00	22,902,000.00	0.00	23,856.25	0.00	0.00	23,856.25	22,902,000.00
Notional SubTotal			917,264,000.00	911,198,018.43	0.00	718,602.00	0.00	0.00	718,602.00	910,861,996.75

Deal Distribution Total					348,932.17	3,299,883.24	0.00	0.00	3,648,815.41

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05492JAS1	717.33543476	15.65804660	1.25175023	0.00000000	0.00000000	0.00000000	0.00000000	16.90979683	701.67738816
A-2	05492JAT9	1,000.00000000	0.00000000	2.53583337	0.00000000	0.00000000	0.00000000	0.00000000	2.53583337	1,000.00000000
A-3	05492JAV4	1,000.00000000	0.00000000	2.33750000	0.00000000	0.00000000	0.00000000	0.00000000	2.33750000	1,000.00000000
A-4	05492JAW2	1,000.00000000	0.00000000	2.55250000	0.00000000	0.00000000	0.00000000	0.00000000	2.55250000	1,000.00000000
A-SB	05492JAU6	1,000.00000000	0.00000000	2.49166656	0.00000000	0.00000000	0.00000000	0.00000000	2.49166656	1,000.00000000
A-S	05492JAX0	1,000.00000000	0.00000000	2.80500005	0.00000000	0.00000000	0.00000000	0.00000000	2.80500005	1,000.00000000
B	05492JAY8	1,000.00000000	0.00000000	2.93083331	0.00000000	0.00000000	0.00000000	0.00000000	2.93083331	1,000.00000000
C	05492JAZ5	1,000.00000000	0.00000000	3.09166658	0.00000000	0.00000000	0.00000000	0.00000000	3.09166658	1,000.00000000
D	05492JAA0	1,000.00000000	0.00000000	2.08333347	0.00000000	0.00000000	0.00000000	0.00000000	2.08333347	1,000.00000000
E	05492JAC6	1,000.00000000	0.00000000	2.08333316	0.00000000	0.00000000	0.00000000	0.00000000	2.08333316	1,000.00000000
F	05492JAE2	1,000.00000000	0.00000000	2.27472491	0.00000000	0.00000000	0.00000000	0.00000000	2.27472491	1,000.00000000
G-RR	05492JAG7	1,000.00000000	0.00000000	3.31639183	0.00000000	0.00000000	0.00000000	0.00000000	3.31639183	1,000.00000000
H-RR	05492JAJ1	1,000.00000000	0.00000000	3.31639178	0.00000000	0.19509824	0.00000000	0.00000000	3.31639178	1,000.00000000
VRR Interest BCC2M0QM5		993.70926489	0.34847176	3.29552916	0.00000000	0.00756055	0.00000000	0.00000000	3.64400092	993.36079313
R	05492JAR3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05492JAQ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05492JBA9	991.01322750	0.00000000	0.83991622	0.00000000	0.00000000	0.00000000	0.00000000	0.83991622	990.51541023
X-B	05492JBB7	1,000.00000000	0.00000000	0.41664527	0.00000000	0.00000000	0.00000000	0.00000000	0.41664527	1,000.00000000
X-D	05492JAL6	1,000.00000000	0.00000000	1.23305843	0.00000000	0.00000000	0.00000000	0.00000000	1.23305843	1,000.00000000
X-F	05492JAN2	1,000.00000000	0.00000000	1.04166667	0.00000000	0.00000000	0.00000000	0.00000000	1.04166667	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/21 - 08/30/21	30	0.00	26,862.56	0.00	26,862.56	0.00	0.00	0.00	26,862.56	0.00
A-2	08/01/21 - 08/30/21	30	0.00	218,842.42	0.00	218,842.42	0.00	0.00	0.00	218,842.42	0.00
A-3	08/01/21 - 08/30/21	30	0.00	437,112.50	0.00	437,112.50	0.00	0.00	0.00	437,112.50	0.00
A-4	08/01/21 - 08/30/21	30	0.00	891,843.50	0.00	891,843.50	0.00	0.00	0.00	891,843.50	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	76,818.08	0.00	76,818.08	0.00	0.00	0.00	76,818.08	0.00
X-A	08/01/21 - 08/30/21	30	0.00	566,935.05	0.00	566,935.05	0.00	0.00	0.00	566,935.05	0.00
X-B	08/01/21 - 08/30/21	30	0.00	72,818.76	0.00	72,818.76	0.00	0.00	0.00	72,818.76	0.00
A-S	08/01/21 - 08/30/21	30	0.00	263,717.69	0.00	263,717.69	0.00	0.00	0.00	263,717.69	0.00
B	08/01/21 - 08/30/21	30	0.00	120,108.48	0.00	120,108.48	0.00	0.00	0.00	120,108.48	0.00
C	08/01/21 - 08/30/21	30	0.00	122,974.13	0.00	122,974.13	0.00	0.00	0.00	122,974.13	0.00
X-D	08/01/21 - 08/30/21	30	0.00	54,991.94	0.00	54,991.94	0.00	0.00	0.00	54,991.94	0.00
X-F	08/01/21 - 08/30/21	30	0.00	23,856.25	0.00	23,856.25	0.00	0.00	0.00	23,856.25	0.00
D	08/01/21 - 08/30/21	30	0.00	52,735.42	0.00	52,735.42	0.00	0.00	0.00	52,735.42	0.00
E	08/01/21 - 08/30/21	30	0.00	40,177.08	0.00	40,177.08	0.00	0.00	0.00	40,177.08	0.00
F	08/01/21 - 08/30/21	30	0.00	52,095.75	0.00	52,095.75	0.00	0.00	0.00	52,095.75	0.00
G-RR	08/01/21 - 08/30/21	30	0.00	31,976.65	0.00	31,976.65	0.00	0.00	0.00	31,976.65	0.00
H-RR	08/01/21 - 08/30/21	30	7,266.00	123,921.30	0.00	123,921.30	0.00	0.00	0.00	123,921.30	7,290.10
VRR Interest	08/01/21 - 08/30/21	30	279.18	122,095.68	0.00	122,095.68	0.00	0.00	0.00	122,095.68	280.11
Totals			7,545.18	3,299,883.24	0.00	3,299,883.24	0.00	0.00	0.00	3,299,883.24	7,570.21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Additional Information
Total Available Distribution Amount (1)	3,648,815.41
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,314,742.82	Master Servicing Fee	6,468.71
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,417.62
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	428.41
ARD Interest	0.00	Operating Advisor Fee	1,330.63
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	214.21
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,314,742.82	Total Fees	14,859.58

Principal		Expenses/Reimbursements
Scheduled Principal	348,932.17	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	348,932.17	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,299,883.24
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	348,932.17
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,648,815.41
Total Funds Collected	3,663,674.99	Total Funds Distributed	3,663,674.99

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	995,022,141.44	995,022,141.44	Beginning Certificate Balance	995,022,141.44
(-) Scheduled Principal Collections	348,932.17	348,932.17	(-) Principal Distributions	348,932.17
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	994,673,209.27	994,673,209.27	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	995,022,141.45	995,022,141.45	Ending Certificate Balance	994,673,209.27
Ending Actual Collateral Balance	994,673,209.28	994,673,209.28

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.98
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	$9,999,999 or less	22	130,348,154.74	13.10%	97	3.9391	1.948319	1.39 or less	14	244,345,824.74	24.57%	94	4.0178	0.986978
$10,000,000 to $19,999,999		17	232,513,761.75	23.38%	89	3.9982	1.935396	1.40 to 1.49	2	21,357,952.48	2.15%	96	3.7182	1.427768
$20,000,000 to $29,999,999		14	347,551,292.78	34.94%	92	3.8880	2.166215	1.50 to 1.59	6	84,134,293.39	8.46%	96	3.6643	1.514885
$30,000,000 to $39,999,999		4	136,260,000.00	13.70%	80	4.0666	1.622450	1.60 to 1.69	3	59,775,000.00	6.01%	60	4.5830	1.633530
$40,000,000 to $49,999,999		2	82,000,000.00	8.24%	97	3.1540	1.868537	1.70 to 1.79	4	59,982,162.67	6.03%	86	4.2738	1.740809
	$50,000,000 or greater	1	66,000,000.00	6.64%	97	3.6500	2.470000	1.80 to 1.99	5	43,817,926.19	4.41%	71	4.1200	1.891557
	Totals	60	994,673,209.27	100.00%	91	3.8686	2.004831	2.00 to 2.49	17	341,266,105.67	34.31%	93	3.7831	2.235544
								2.50 or greater	9	139,993,944.13	14.07%	97	3.4051	3.908589
								Totals	60	994,673,209.27	100.00%	91	3.8686	2.004831
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	24,763,588.78	2.49%	97	3.7288	1.974253	Texas	10	38,593,295.45	3.88%	97	3.8678	1.829568
Arizona	3	33,729,707.71	3.39%	97	3.7843	2.324936	Virginia	4	53,210,466.32	5.35%	98	3.7185	2.233033
Arkansas	2	18,956,926.18	1.91%	36	4.3000	1.800000	Washington, DC	1	36,000,000.00	3.62%	95	4.0400	1.140000
California	5	138,069,502.00	13.88%	93	3.9008	2.546049	Wyoming	1	1,361,734.00	0.14%	97	3.6500	2.470000
Colorado	1	2,173,093.67	0.22%	97	4.5500	1.340000	Totals	115	994,673,209.27	100.00%	91	3.8686	2.004831
Delaware	3	33,652,243.68	3.38%	96	4.1439	0.868235
									Property Type³
Florida	3	44,115,000.00	4.44%	96	3.9830	2.163975
Georgia	6	33,579,338.14	3.38%	97	3.8971	1.920824		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Hawaii	1	23,500,000.00	2.36%	95	3.8200	2.300000		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	4	15,661,543.16	1.57%	96	3.9657	1.902776	Industrial	9	42,224,574.15	4.25%	97	3.8624	2.077811
Kansas	1	8,175,000.00	0.82%	97	3.9000	2.420000	Lodging	8	109,750,682.95	11.03%	97	3.9655	1.026057
Kentucky	2	1,816,729.56	0.18%	97	4.3160	2.030000	Mixed Use	2	54,500,000.00	5.48%	96	4.0739	1.218073
Louisiana	11	20,185,297.24	2.03%	96	3.9111	2.046009	Mobile Home Park	2	4,559,093.67	0.46%	98	4.3407	1.680177
Massachusetts	2	35,359,256.51	3.55%	97	3.8568	1.459599	Multi-Family	9	187,114,561.09	18.81%	94	3.8295	1.638905
Michigan	4	36,134,757.09	3.63%	98	3.7382	2.102236	Office	15	216,294,767.54	21.75%	87	3.9930	2.088588
Mississippi	8	11,337,802.80	1.14%	95	3.8090	2.300000	Retail	28	215,640,878.02	21.68%	89	3.8549	2.068681
Montana	1	13,547,929.32	1.36%	98	3.9000	2.200000	Self Storage	42	164,588,651.84	16.55%	88	3.6235	3.130566
New Jersey	2	73,850,000.00	7.42%	68	3.9509	1.565003	Totals	115	994,673,209.27	100.00%	91	3.8686	2.004831
New York	5	88,700,000.00	8.92%	81	3.7745	1.994690
North Carolina	6	9,056,188.76	0.91%	97	3.7636	2.044372
Ohio	9	68,748,215.53	6.91%	88	4.0684	1.907983
Oregon	1	7,508,944.13	0.75%	97	3.3450	4.380000
Pennsylvania	9	82,972,973.26	8.34%	96	3.7762	1.648189
South Carolina	5	5,290,672.83	0.53%	95	3.8090	2.300000
Tennessee	3	34,623,003.14	3.48%	98	3.3943	2.864624

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.249% or less	3	74,000,000.00	7.44%	97	2.9685	4.353243	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.250% to 3.749%	17	312,330,519.28	31.40%	97	3.5178	2.168465	13 months to 24 months	50	759,498,209.27	76.36%	93	3.7813	2.146182
	3.750% to 3.999%	10	191,520,536.43	19.25%	96	3.8274	1.969033	25 months to 36 months	10	235,175,000.00	23.64%	84	4.1507	1.548337
	4.000% to 4.249%	12	194,307,818.12	19.53%	96	4.1015	1.330227	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.250% to 4.499%	11	141,876,008.86	14.26%	87	4.3510	1.527666	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.500% to 4.749%	5	64,713,326.58	6.51%	41	4.7057	1.775465	Totals	60	994,673,209.27	100.00%	91	3.8686	2.004831
	4.750% or greater	2	15,925,000.00	1.60%	52	4.8879	1.727780
	Totals	60	994,673,209.27	100.00%	91	3.8686	2.004831
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	4	87,906,926.19	8.84%	35	4.6549	1.801771	Interest Only	27	606,260,000.00	60.95%	89	3.8151	2.160377
	60 months or greater	56	906,766,283.08	91.16%	96	3.7924	2.024517	300 months or less	1	17,462,621.18	1.76%	98	3.5620	2.000000
	Totals	60	994,673,209.27	100.00%	91	3.8686	2.004831	301 months to 357 months	32	370,950,588.09	37.29%	94	3.9706	1.750844
								358 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	60	994,673,209.27	100.00%	91	3.8686	2.004831
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	11,100,000.00	1.12%	37	4.9000	1.770283				None
	12 months or less	57	943,573,209.27	94.86%	92	3.8324	2.038317
	13 months to 24 months	2	40,000,000.00	4.02%	89	4.4360	1.280000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	994,673,209.27	100.00%	91	3.8686	2.004831
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1-A2A4A8	10204839	1	Various Various		Various	Actual/360	3.65025%	207,441.67	0.00	0.00	N/A	10/01/29	--	66,000,000.00	66,000,000.00	09/01/21
2-A-1B	10206956	1	MF	Philadelphia	PA	Actual/360	3.49825%	75,307.65	0.00	0.00	N/A	09/08/29	--	25,000,000.00	25,000,000.00	09/08/21
2-A-1D	10206958	1				Actual/360	3.49825%	30,123.06	0.00	0.00	N/A	09/08/29	--	10,000,000.00	10,000,000.00	09/08/21
2-A-1E	10206959	1				Actual/360	3.49825%	15,061.53	0.00	0.00	N/A	09/08/29	--	5,000,000.00	5,000,000.00	09/08/21
2-A-1F	10206960	1				Actual/360	3.49825%	15,061.53	0.00	0.00	N/A	09/08/29	--	5,000,000.00	5,000,000.00	09/08/21
3-A2	10208269	1	RT	Brooklyn	NY	Actual/360	3.01525%	109,042.50	0.00	0.00	N/A	10/06/29	--	42,000,000.00	42,000,000.00	09/06/21
4-A3	10200605	1	MF	San Francisco	CA	Actual/360	4.43625%	95,496.91	0.00	0.00	N/A	02/10/29	--	25,000,000.00	25,000,000.00	09/10/21
4-A5	10200607	1				Actual/360	4.43625%	57,298.14	0.00	0.00	N/A	02/10/29	--	15,000,000.00	15,000,000.00	09/10/21
5-A2-A3	10208270	1	SS	Secaucus	NJ	Actual/360	3.30025%	113,666.67	0.00	0.00	N/A	10/06/29	--	40,000,000.00	40,000,000.00	09/06/21
6-A-1-B	10203616	1	SS	Various	Various	Actual/360	3.80925%	88,559.25	0.00	0.00	N/A	08/01/29	--	27,000,000.00	27,000,000.00	09/01/21
6-A-1-C	10203617	1				Actual/360	3.80925%	32,799.72	0.00	0.00	N/A	08/01/29	--	10,000,000.00	10,000,000.00	09/01/21
7-A6-A7	10208271	1	MU	Washington	DC	Actual/360	4.04025%	125,240.00	0.00	0.00	N/A	08/06/29	--	36,000,000.00	36,000,000.00	09/06/21
8-A-2	10202497	1	MF	Los Angeles	CA	Actual/360	4.15025%	125,076.39	0.00	0.00	N/A	05/06/29	--	35,000,000.00	35,000,000.00	09/06/21
9	10208272	1	OF	Newark	NJ	Actual/360	4.72025%	137,581.44	0.00	0.00	N/A	06/05/24	--	33,850,000.00	33,850,000.00	09/05/21
10	10205041	1	MF	Nashville	TN	Actual/360	3.30025%	89,256.75	0.00	0.00	N/A	11/01/29	--	31,410,000.00	31,410,000.00	09/01/21
11-A2	10205948	1	LO	Brewster	MA	Actual/360	3.75025%	93,660.46	45,274.22	0.00	N/A	10/01/29	--	29,004,530.73	28,959,256.51	09/01/21
12	10203267	1	OF	Sterling	VA	Actual/360	3.70025%	93,703.53	0.00	0.00	N/A	11/01/29	--	29,410,000.00	29,410,000.00	09/01/21
13	10203159	1	RT	Grand Rapids	MI	Actual/360	3.65025%	88,353.39	42,022.58	0.00	N/A	11/01/29	--	28,110,666.96	28,068,644.38	09/01/21
14	10208273	1	OF	King of Prussia	PA	Actual/360	3.97325%	93,569.67	0.00	0.00	N/A	11/06/29	--	27,350,000.00	27,350,000.00	09/06/21
15-A-1-E	10203060	1	OF	Sunnyvale	CA	Actual/360	3.76425%	81,027.54	0.00	0.00	07/06/29	06/06/34	--	25,000,000.00	25,000,000.00	09/06/21
16	10208274	1	SS	Various	NY	Actual/360	4.73025%	97,753.33	0.00	0.00	N/A	10/06/24	--	24,000,000.00	24,000,000.00	09/06/21
17	10208275	1	OF	Wailuku	HI	Actual/360	3.82025%	77,301.94	0.00	0.00	N/A	08/06/29	--	23,500,000.00	23,500,000.00	09/06/21
18	10208276	1	IN	Vandalia	OH	Actual/360	4.04025%	80,014.44	0.00	0.00	10/01/29	09/01/30	--	23,000,000.00	23,000,000.00	09/01/21
19	10208277	1	RT	Miami Beach	FL	Actual/360	4.30025%	78,128.61	0.00	0.00	N/A	09/05/29	--	21,100,000.00	21,100,000.00	09/05/21
20	10208278	1	LO	Newark	DE	Actual/360	4.20025%	73,022.73	27,225.79	0.00	N/A	09/05/29	--	20,190,617.68	20,163,391.89	09/05/21
21	10208279	1	SS	Los Angeles	CA	Actual/360	2.79225%	48,084.44	0.00	0.00	N/A	10/06/29	--	20,000,000.00	20,000,000.00	09/06/21
22-A2	10208280	1	RT	Fayetteville	AR	Actual/360	4.30025%	70,292.16	26,702.64	0.00	N/A	09/01/24	--	18,983,628.83	18,956,926.19	09/01/21
23	10208281	1	MU	New York	NY	Actual/360	4.14025%	65,952.50	0.00	0.00	N/A	10/01/29	--	18,500,000.00	18,500,000.00	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 13 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
24	10203792	1	RT	Huber Heights	OH	Actual/360	3.56225%	53,681.01	38,567.93	0.00	N/A	11/01/29	--	17,501,189.11	17,462,621.18	09/01/21
25	10208282	1	RT	Orlando	FL	Actual/360	3.78025%	53,756.33	0.00	0.00	N/A	09/06/29	--	16,515,000.00	16,515,000.00	09/06/21
26	10208283	1	OF	Scottsdale	AZ	Actual/360	4.30025%	61,095.83	0.00	0.00	N/A	11/06/29	--	16,500,000.00	16,500,000.00	09/06/21
27-A2	10208284	1	RT	Various	Various	Actual/360	4.31625%	53,146.74	0.00	0.00	N/A	10/06/29	--	14,300,000.00	14,300,000.00	09/06/21
28	10208285	1	LO	Whitefish	MT	Actual/360	3.90025%	45,567.20	20,466.35	0.00	N/A	11/06/29	--	13,568,395.67	13,547,929.32	09/06/21
29	10208286	1	RT	Various	DE	Actual/360	4.06025%	47,222.08	18,177.71	0.00	N/A	10/06/29	--	13,507,029.50	13,488,851.79	09/06/21
30	10202178	1	RT	Mableton	GA	Actual/360	4.02025%	43,270.83	0.00	0.00	N/A	10/01/29	--	12,500,000.00	12,500,000.00	09/01/21
31	10203962	1	SS	McLean	VA	Actual/360	3.10025%	32,033.33	0.00	0.00	N/A	11/01/29	--	12,000,000.00	12,000,000.00	09/01/21
32	10208287	1	LO	Hoover	AL	Actual/360	3.82025%	37,799.45	17,785.05	0.00	N/A	09/06/29	--	11,491,135.65	11,473,350.60	09/06/21
33	10208288	1	LO	Ashburn	VA	Actual/360	4.40025%	41,427.68	14,907.92	0.00	N/A	11/06/29	--	10,933,990.59	10,919,082.67	09/06/21
34	10208289	1	RT	Highland Heights	OH	Actual/360	4.90025%	46,835.83	0.00	0.00	N/A	10/06/24	--	11,100,000.00	11,100,000.00	09/06/21
35	10203146	1	MF	Phoenix	AZ	Actual/360	3.25025%	28,685.76	0.00	0.00	N/A	10/01/29	--	10,250,000.00	10,250,000.00	09/01/21
36	10208290	1	LO	Lithia Springs	GA	Actual/360	3.60025%	30,691.59	15,909.56	0.00	N/A	10/06/29	--	9,900,511.44	9,884,601.88	09/06/21
37	10208291	1	MF	Alexandria	LA	Actual/360	4.06025%	32,849.32	13,796.12	0.00	N/A	10/06/29	--	9,395,958.79	9,382,162.67	09/06/21
38	10208292	1	OF	Westerville	OH	Actual/360	4.12025%	32,275.82	13,132.86	0.00	N/A	11/05/29	--	9,097,474.55	9,084,341.69	09/05/21
39	10208293	1	LO	Terre Haute	IN	Actual/360	4.11025%	30,814.77	12,725.31	0.00	N/A	09/06/29	--	8,706,785.79	8,694,060.48	09/06/21
40	10208294	1	RT	Lenexa	KS	Actual/360	3.90025%	27,454.38	0.00	0.00	N/A	10/06/29	--	8,175,000.00	8,175,000.00	09/06/21
41	10208295	1	SS	North Plains	OR	Actual/360	3.34525%	21,665.44	12,688.67	0.00	N/A	10/06/29	--	7,521,632.80	7,508,944.13	09/06/21
42	10208296	1	MF	Dallas	TX	Actual/360	3.72025%	24,444.64	0.00	0.00	N/A	10/06/29	--	7,631,000.00	7,631,000.00	09/06/21
43	10204060	1	SS	Chandler	AZ	Actual/360	3.35025%	20,168.51	11,783.22	0.00	N/A	10/01/29	--	6,991,490.93	6,979,707.71	09/01/21
44	10208297	1	SS	Orlando	FL	Actual/360	3.47025%	19,422.36	0.00	0.00	N/A	10/06/29	--	6,500,000.00	6,500,000.00	09/06/21
45	10208298	1	SS	Wilbraham	MA	Actual/360	4.34025%	23,918.22	0.00	0.00	N/A	09/06/29	--	6,400,000.00	6,400,000.00	09/06/21
46	10208299	1	LO	Calhoun	GA	Actual/360	4.24025%	22,336.14	8,619.20	0.00	N/A	11/06/29	--	6,117,628.80	6,109,009.60	09/06/21
47	10208300	1	MF	Goldsboro	NC	Actual/360	3.68325%	19,742.41	0.00	0.00	N/A	10/06/29	--	6,225,000.00	6,225,000.00	09/06/21
48	10208301	1	RT	Spring	TX	Actual/360	4.37025%	21,637.57	0.00	0.00	10/01/29	09/01/34	--	5,750,000.00	5,750,000.00	09/01/21
49-A6	10208302	1	OF	Malvern	PA	Actual/360	4.86025%	20,192.63	0.00	0.00	N/A	11/07/28	--	4,825,000.00	4,825,000.00	09/07/21
50	10208303	1	SS	Schenectady	NY	Actual/360	4.30025%	15,551.67	0.00	0.00	N/A	11/06/29	--	4,200,000.00	4,200,000.00	09/06/21
51	10208304	1	RT	Edinburg	TX	Actual/360	4.25025%	13,723.96	0.00	0.00	N/A	10/06/29	--	3,750,000.00	3,750,000.00	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 14 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original	Adjusted	Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
52	10208305	1	RT	Pittsburgh	PA	Actual/360	4.55025%	9,705.51	3,290.83	0.00	N/A	10/06/29	--	2,477,125.32	2,473,834.49	09/06/21
53	10199490	1	MH	Gladstone	MI	Actual/360	4.15025%	8,526.64	0.00	0.00	N/A	11/01/29	--	2,386,000.00	2,386,000.00	09/01/21
54	10208306	1	MF	Oak Park	MI	Actual/360	4.55025%	8,695.59	2,965.44	0.00	N/A	09/06/29	--	2,219,363.86	2,216,398.42	09/06/21
55	10203258	1	MH	Bayfield	CO	Actual/360	4.55025%	8,525.63	2,890.77	0.00	N/A	10/01/29	--	2,175,984.44	2,173,093.67	09/01/21
Totals								3,314,742.82	348,932.17	0.00				995,022,141.44	994,673,209.27
(1) Property Type Codes
HC - Health Care		MU - Mixed Use			WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging			RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial			OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 15 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1-A2A4A8	1	20,206,198.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-1B	1	17,249,685.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-1D	1	17,249,685.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-1E	1	17,249,685.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-1F	1	17,249,685.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3-A2	1	6,465,170.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A3	1	0.00	17,063,885.43	01/01/19	09/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A5	1	0.00	17,063,885.43	01/01/19	09/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
5-A2-A3	1	5,078,894.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6-A-1-B	1	12,583,303.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6-A-1-C	1	12,583,303.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7-A6-A7	1	5,193,252.00	3,344,392.00	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8-A-2	1	13,712,677.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	2,698,184.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	3,153,997.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11-A2	1	5,996,790.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	3,421,687.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	2,487,224.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	2,508,925.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15-A-1-E	1	36,521,966.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	2,400,937.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	2,221,307.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	1,761,805.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	1,516,395.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	(119,532.28)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	5,313,608.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22-A2	1	4,566,064.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	1,073,703.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	1	1,941,286.30	1,192,799.13	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	1,810,660.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	1,397,432.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27-A2	1	2,915,366.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	1,895,939.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	1,486,793.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	1,112,180.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	1,369,026.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	1,052,834.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	(332,342.50)	(89,499.00)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	1,237,344.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	943,515.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	869,163.00	502,793.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	1,378,103.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	594,829.14	875,568.89	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	855,290.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	1,651,456.00	920,385.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	422,977.00	36,290.69	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	776,850.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	645,976.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	684,674.95	790,076.58	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	885,968.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	480,854.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	425,195.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49-A6	1	11,406,864.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	416,177.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	333,742.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
52	1	271,501.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	204,850.96	0.00	--	--	--	0.00	0.00	0.00	0.00	854.77	0.00
54	1	0.00	228,298.60	10/01/19	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	185,066.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		259,664,190.86	41,928,876.22				0.00	0.00	0.00	0.00	854.77	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868629%	3.851287%	91
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868636%	3.851294%	92
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868643%	3.851300%	93
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868662%	3.851319%	94
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868665%	3.851321%	95
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868670%	3.851325%	96
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868673%	3.851328%	97
02/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868681%	3.851335%	98
01/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868684%	3.851337%	99
12/17/20	1	14,300,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868686%	3.851340%	100
11/18/20	0	0.00	1	14,300,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868691%	3.851343%	101
10/19/20	1	14,300,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868703%	3.851355%	102
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		52,806,926	52,806,926		0	0
37 - 48 Months		35,100,000	35,100,000		0	0
49 - 60 Months		0	0		0	0
> 60 Months		906,766,283	906,766,283		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	994,673,209	994,673,209	0	0	0	0
Aug-21	995,022,141	995,022,141	0	0	0	0
Jul-21	995,369,909	995,369,909	0	0	0	0
Jun-21	995,796,592	995,796,592	0	0	0	0
May-21	996,123,976	996,123,976	0	0	0	0
Apr-21	996,473,613	996,473,613	0	0	0	0
Mar-21	996,798,742	996,798,742	0	0	0	0
Feb-21	997,193,049	997,193,049	0	0	0	0
Jan-21	997,515,781	997,515,781	0	0	0	0
Dec-20	997,837,439	983,537,439	14,300,000	0	0	0
Nov-20	998,181,552	983,881,552	0	14,300,000	0	0
Oct-20	998,460,322	984,160,322	14,300,000	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 24 of 29

Modified Loan Detail

			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
48	10208301	1	5,750,000.00	4.37003%	5,750,000.00 4.37003%		10	05/15/20	05/01/20	05/01/20
Totals			5,750,000.00		5,750,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 27 of 29

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 28 of 29

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 29 of 29